Property, equipment, intangible assets and leases - Summary of property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 463,540	R$ 449,956	R$ 373,362	R$ 310,894
Additions other than through business combinations, property, plant and equipment	209,285	144,808	66,004
Acquisitions through business combinations, property, plant and equipment			39,533
Impairment loss recognised in profit or loss, property, plant and equipment	(3,948)	(14,325)	(1,277)
Increase (decrease) through transfers, property, plant and equipment	0	0	0
Increase (decrease) through net exchange differences, property, plant and equipment	1,290	35	(856)
Gains (losses) on disposals of property, plant and equipment	135,798	10,000
Depreciation, property, plant and equipment	R$ (57,245)	R$ (43,854)	(42,648)
Long-term growth rate utilized in the impairment test of goodwill	3.60%
Average pre-tax discount rate applied to cash flow projections	13.80%	14.50%
Property and equipment assets solded recognized	R$ 132,003
Loss on disposal	3,795
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	690,042	R$ 629,099	558,877
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(226,502)	(179,143)	(185,515)
Data Processing Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	24,516	45,280	67,920	50,054
Additions other than through business combinations, property, plant and equipment	1,053	5,311	9,124
Acquisitions through business combinations, property, plant and equipment			35,945
Impairment loss recognised in profit or loss, property, plant and equipment	(55)	(67)	(1,059)
Increase (decrease) through transfers, property, plant and equipment	(2,707)	8,069	0
Increase (decrease) through net exchange differences, property, plant and equipment	(138)	(82)	(779)
Gains (losses) on disposals of property, plant and equipment	0	0
Depreciation, property, plant and equipment	(18,917)	(19,897)	(26,923)
Data Processing Systems [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	133,596	133,339	178,361
Data Processing Systems [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(109,080)	(88,059)	(110,441)
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	28,836	32,034	24,535	14,707
Additions other than through business combinations, property, plant and equipment	74	5,186	11,328
Acquisitions through business combinations, property, plant and equipment			1,881
Impairment loss recognised in profit or loss, property, plant and equipment	(839)	(30)	(158)
Increase (decrease) through transfers, property, plant and equipment	3,147	(7,088)	1,501
Increase (decrease) through net exchange differences, property, plant and equipment	(432)	101	(16)
Gains (losses) on disposals of property, plant and equipment	0	0
Depreciation, property, plant and equipment	(5,148)	(4,644)	(4,740)
Fixtures and fittings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	57,484	54,916	46,815
Fixtures and fittings [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(28,648)	(22,882)	(22,280)
Security Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,597	19,066	3,318	2,139
Additions other than through business combinations, property, plant and equipment	1,356	524	728
Acquisitions through business combinations, property, plant and equipment			94
Impairment loss recognised in profit or loss, property, plant and equipment	0	(20)	(8)
Increase (decrease) through transfers, property, plant and equipment	1,243	(19,034)	624
Increase (decrease) through net exchange differences, property, plant and equipment	0	0	(1)
Gains (losses) on disposals of property, plant and equipment	0	0
Depreciation, property, plant and equipment	(5,068)	(3,790)	(260)
Security Systems [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	32,155	29,752	4,490
Security Systems [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(15,558)	(10,686)	(1,172)
Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	131,641	140,157	46,022	34,123
Additions other than through business combinations, property, plant and equipment	330	455	338
Acquisitions through business combinations, property, plant and equipment			797
Impairment loss recognised in profit or loss, property, plant and equipment	(2,551)	0	(52)
Increase (decrease) through transfers, property, plant and equipment	18,477	(105,807)	18,041
Increase (decrease) through net exchange differences, property, plant and equipment	(224)	136	(60)
Gains (losses) on disposals of property, plant and equipment	0	0
Depreciation, property, plant and equipment	(24,548)	(11,991)	(7,285)
Facilities [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	190,524	183,728	90,191
Facilities [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(58,883)	(43,571)	(44,169)
Fixed assets in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	241,884	189,913	204,621	179,485
Additions other than through business combinations, property, plant and equipment	206,472	133,332	44,486
Acquisitions through business combinations, property, plant and equipment			816
Impairment loss recognised in profit or loss, property, plant and equipment	(503)	(14,208)	0
Increase (decrease) through transfers, property, plant and equipment	(20,160)	123,860	(20,166)
Increase (decrease) through net exchange differences, property, plant and equipment	2,084	(120)	0
Gains (losses) on disposals of property, plant and equipment	135,798	10,000
Depreciation, property, plant and equipment	(124)	(92)	0
Fixed assets in progress [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	241,884	192,965	204,621
Fixed assets in progress [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	(3,052)	0
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	20,066	23,506	26,946	R$ 30,386
Additions other than through business combinations, property, plant and equipment	0	0	0
Acquisitions through business combinations, property, plant and equipment			0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0	0
Increase (decrease) through transfers, property, plant and equipment	0	0	0
Increase (decrease) through net exchange differences, property, plant and equipment	0	0	0
Gains (losses) on disposals of property, plant and equipment	0	0
Depreciation, property, plant and equipment	(3,440)	(3,440)	(3,440)
Other [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34,399	34,399	34,399
Other [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (14,333)	R$ (10,893)	R$ (7,453)